Convertible Preference Shares of Subsidiary (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Preference Shares of Subsidiary (Tables) [Line Items]
Schedule of Stock by Class [Table Text Block]
Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	10/11/2013	—
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	10/11/2013	—
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		888,888

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,122,622

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	10/11/2013	—
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	10/11/2013	—
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		888,888

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,122,622

Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Tables) [Line Items]
Schedule of Fair Value Estimated Assumption, Derivative Liabilty [Table Text Block]
	March 31, 2013	December 31, 2012

Risk-free interest rate	0.13%	0.16%
Expected remaining term	0.81 Years	1.00 Years
Expected volatility	130.91%	125.53%
Dividend yield	0%	0%

	October 11, 2013	December 31, 2012

Risk-free interest rate	0.07%	0.16%
Expected remaining term	0.48 Years	1.00 Years
Expected volatility	97.39%	125.53%
Dividend yield	0%	0%

Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Tables) [Line Items]
Schedule of Fair Value Estimated Assumption, Derivative Liabilty [Table Text Block]
		March 31, 2013	December 31, 2012

Risk-free interest rate	0	0.08% - 0.12%	0.11% - 0.15%
Expected remaining term		0.30 - 0.66 Years	0.55 - 0.90 Years
Expected volatility		115.56% - 128.08%	123.55% - 127.94%
Dividend yield		0%	0%

	November 26, 2013	December 31, 2012

Risk-free interest rate	0.07%	0.11% - 0.15%
Expected remaining term	0.08 Years	0.55 - 0.90 Years
Expected volatility	175.31%	123.55 - 127.94%
Dividend yield	0%	0%